Third Quarter Report
July 31, 2023 (Unaudited)
Columbia Massachusetts Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.5%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.5%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	4.650%	700,000	700,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	4.650%	1,000,000	1,000,000
Total			1,700,000
Total Floating Rate Notes (Cost $1,700,000)			1,700,000

Municipal Bonds 97.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.0%
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2038	5.000%	1,000,000	1,047,595
Revenue Bonds
Series 2019C
07/01/2035	5.000%	2,000,000	2,145,865
Series 2021E
07/01/2038	5.000%	1,000,000	1,071,772
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/2031	5.000%	1,000,000	1,016,960
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	620,766
Total			5,902,958
Charter Schools 2.9%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,800,000	1,806,227
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
International Charter School
Series 2015
04/15/2025	5.000%	215,000	215,135
04/15/2033	5.000%	1,335,000	1,345,680
Total			3,367,042
Higher Education 27.1%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	620,794
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,138,183
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,090,829
10/01/2036	5.000%	1,140,000	1,229,491
Series 2019
10/01/2036	5.000%	1,535,000	1,669,423
College of the Holy Cross
Series 2016A
09/01/2034	5.000%	500,000	521,602
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,561,928
01/01/2034	5.000%	1,000,000	1,039,127
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,050,556
10/01/2028	5.000%	1,100,000	1,122,289
Simmons University
Series 2018L
10/01/2034	5.000%	500,000	511,883
10/01/2035	5.000%	455,000	463,210
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	911,259
Tufts University
Series 2015Q
08/15/2030	5.000%	1,000,000	1,034,489
Western New England University
Series 2015
09/01/2032	5.000%	500,000	502,945
09/01/2033	5.000%	1,225,000	1,230,024
09/01/2034	5.000%	1,285,000	1,288,769
2	Columbia Massachusetts Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	696,352
Worcester Polytechnic Institute
Series 2016
09/01/2034	5.000%	500,000	523,227
Series 2017
09/01/2037	5.000%	290,000	303,728
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	939,569
10/01/2033	5.000%	900,000	954,996
Bentley University
Series 2016
07/01/2035	4.000%	1,000,000	1,004,662
07/01/2036	4.000%	1,000,000	1,000,844
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,268,179
Simmons College
Series 2006H
10/01/2033	5.250%	1,000,000	1,062,837
Worcester Polytechnic Institute
Series 2019
09/01/2038	5.000%	865,000	921,571
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	3,000,000	3,054,125
Total			31,716,891
Hospital 19.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
CareGroup
Series 2015H-1
07/01/2030	5.000%	1,170,000	1,209,239
Series 2016I
07/01/2033	5.000%	3,000,000	3,124,035
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	3,000,000	3,107,354
08/15/2034	5.000%	2,250,000	2,325,020
Partners HealthCare System
Series 2016
07/01/2031	5.000%	3,000,000	3,151,545
Series 2020
07/01/2037	5.000%	2,250,000	2,443,595
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A (AGM)
07/01/2034	5.000%	1,200,000	1,233,480
Series 2019O
12/01/2035	5.000%	175,000	189,931
Series 2021G
07/01/2038	5.000%	225,000	238,323
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	2,295,000	2,380,584
Series 2017
07/01/2031	5.000%	1,000,000	1,047,661
Revenue Bonds
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,042,112
07/01/2037	5.000%	1,035,000	1,088,712
Total			22,581,591
Human Service Provider 0.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Seven Hills Foundation
Series 2021
09/01/2039	4.000%	1,000,000	884,274
Joint Power Authority 1.5%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,077,690
Massachusetts Municipal Wholesale Electric Co.
Revenue Bonds
Project 2015A
Series 2021A
07/01/2039	4.000%	620,000	624,549
Total			1,702,239
Multi-Family 2.8%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2033	5.000%	1,235,000	1,256,344
10/01/2034	5.000%	2,000,000	2,029,103
Total			3,285,447

Columbia Massachusetts Intermediate Municipal Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 7.1%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/2029	5.000%	1,000,000	1,021,840
05/01/2031	5.000%	1,000,000	1,021,029
Series 2017 (BAM)
05/01/2034	5.000%	500,000	535,592
05/01/2035	5.000%	500,000	534,835
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	2,698,980
04/01/2035	5.000%	2,350,000	2,530,847
Total			8,343,123
Pool / Bond Bank 1.9%
Massachusetts Clean Water Trust (The)
Revenue Bonds
Green Bonds
Series 2019
08/01/2038	5.000%	2,000,000	2,212,825
Prep School 0.9%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,067,922
Refunded / Escrowed 6.5%
Massachusetts Development Finance Agency
Prerefunded 07/01/25 Revenue Bonds
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	2,892,190
Prerefunded 10/01/24 Revenue Bonds
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,221,813
Massachusetts State College Building Authority(d)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,446,451
Total			7,560,454
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 6.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,268,841
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	857,754
10/01/2039	5.000%	250,000	246,171
Salem Community Corp.
Series 2022
01/01/2040	5.125%	1,000,000	912,299
Massachusetts Development Finance Agency(e)
Refunding Revenue Bonds
Loomis Obligated Group
Series 2022
01/01/2031	4.000%	1,500,000	1,414,191
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,359,800
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,552,853
Total			7,611,909
Sales Tax 5.1%
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,422,848
07/01/2032	0.000%	5,105,000	3,594,213
Total			6,017,061
State General Obligation 8.1%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	1,000,000	1,135,825
Series 2016I
12/01/2030	5.000%	3,000,000	3,193,195
Series 2019G
09/01/2036	4.000%	2,000,000	2,071,969
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	3,000,000	3,092,672
Total			9,493,661

4	Columbia Massachusetts Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Student Loan 0.2%
Massachusetts Educational Financing Authority(c)
Revenue Bonds
Series 2020B
07/01/2028	5.000%	250,000	263,352
Turnpike / Bridge / Toll Road 1.9%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Refunding Revenue Bonds
Series 2019A
01/01/2035	5.000%	2,000,000	2,207,069
Total Municipal Bonds (Cost $117,162,531)			114,217,818
Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 3.579%(f)	74,191	74,183
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 3.537%(f)	48,858	48,858
Total Money Market Funds (Cost $123,048)		123,041
Total Investments in Securities (Cost: $118,985,579)		116,040,859
Other Assets & Liabilities, Net		931,067
Net Assets		116,971,926

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2023.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2023, the total value of these securities amounted to $4,326,844, which represents 3.70% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Massachusetts Intermediate Municipal Bond Fund | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT191_10_N01_(09/23)